Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Operating leases [Abstract]
Disclosure of detailed information about annual lease expenses recognized [text block]	These agreements have terms between one and five years.
	2017	2016	2015
Lease expenses	$416,437	403,116	359,749

Disclosure of finance lease and operating lease by lessee [text block]	The amount of annual rentals payable, arising from lease agreements for the following five years is as follows:
2018	$184,253
2019	140,420
2020	120,365
2021	103,316
2022	120,031